SCHEDULE OF DERIVATIVE LIABILITIES (Details) (Parenthetical)	Dec. 31, 2021 shares
Platinum Point Capital, LLC [Member]
Number of warrants issued	25,000
Evergreen Capital Management LLC One [Member]
Number of warrants issued	62,069
Evergreen Capital Management LLC Two [Member]
Number of warrants issued	41,379
Evergreen Capital Management LLC Three [Member]
Number of warrants issued	20,690